Employee benefits - Summary of Remeasurements (Gains)/Losses Recognized in Other Comprehensive Income (Detail) ₨ in Millions	12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Remeasurements
Total recognized in other comprehensive income	$ (996,600,000)	₨ (72,858.7)	₨ 88,029.9	₨ (25,612.6)
Defined Benefit Provident Fund Plan [Member]
Remeasurements
Return on plan assets, (excluding amount included in net Interest expense)	2,000,000	147.3	302.3
Actuarial (gains) / losses arising from changes in experience adjustments on plan liabilities	1,000,000	72.8	45.7
Actuarial (gains) / losses arising from changes in financial assumptions	6,000,000	441.2
Adjustments for limits on net asset		0.1	(167.7)
Total recognized in other comprehensive income	9,000,000	661.4	180.3
Total recognized in income statement and other comprehensive income	$ 28.2	₨ 2,061.6	₨ 1,458.0